Note 11 - Stockholders' Equity (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Dividends, Preferred Stock, Cash	$ 23,181	$ 23,000	$ 23,000
Common Stock, Capital Shares Reserved for Future Issuance	67,390	67,390
Treasury Stock, Value, Acquired, Cost Method	$ 16,094,000	$ 11,591,000	$ 33,030,000
Treasury Stock, Shares, Acquired	5,433,080
Treasury Stock, Value	$ 226,074,000	$ 210,669,000
Defined Contribution Plan, Employer Discretionary Contribution Share Amount	22,960
Defined Contribution Plan, Employer Discretionary Contribution Value of Shares	$ 700,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	8,200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025	$ 0.025
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Stated Value Per Share (in dollars per share)	$ 0.25
Dividends, Preferred Stock, Cash	$ 10,181	$ 10,181
Preferred Stock, Shares Non-designated	6,793,398
Cumulative Convertible Preferred Stock, Series A, 10 Percent [Member]
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	407,240
Convertible from Series A Preferred Stock to Class A Stock [Member]
Share for Share Conversion Number (in shares)	20
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	400,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.025
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Shares Outstanding (in shares)	400,000
Preferred Stock, Stated Value Per Share (in dollars per share)	$ 0.25
Dividends, Preferred Stock, Cash	$ 10,000	$ 10,000
Convertible from Series B Preferred Stock to Class A Stock [Member
Share for Share Conversion Number (in shares)	30
Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)	6,602
Convertible Preferred Stock, Shares Issued upon Conversion	1
Preferred Stock, Dividends Per Share, Declared (in dollars per share)	$ 0	$ 0
Preferred Stock, Liquidation Preference Per Share	$ 12
Conversion of Stock, Shares Converted (in shares)	1,289
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.25
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Shares Outstanding (in shares)	200,000	200,000	200,000
Dividends, Preferred Stock, Cash	$ 3,000	$ 3,000
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.015
No Par Value Preferred Stock [Member]
Preferred Stock, Shares Authorized	30,000
Preferred Stock, Shares Outstanding (in shares)	0
Common Class A [Member]
Voting Rights, Percentage of Vote Per Share	0.05%
Stock Issued During Period, Shares, Employee Stock Ownership Plan	2,187
Common Stock, Capital Shares Reserved for Future Issuance	6,602	7,891
Treasury Stock, Value, Acquired, Cost Method	$ 16,100,000
Treasury Stock, Shares, Acquired	150,739
Common Class B [Member]
Stock Issued During Period, Profit Sharing Bonus Plan (in shares)	32
Treasury Stock, Shares, Acquired	0